Consolidated Statements of Operations (Parentheticals) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Other revenues from transactions with a related party	¥ 1,211,216
Cost of Company owned and operated stores from transactions with a related party	53,208,876	72,109,353	36,862,860
Service fee from transactions with a related party	600,000	600,000	550,000
Franchise and royalty expenses from transactions with related parties	¥ 47,477,864	¥ 51,697,551	¥ 31,882,569